Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Entity Registrant Name	CONDOR HOSPITALITY TRUST, INC.
Entity Central Index Key	0000929545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Amendment Description	Our most recent S-11/A filing on March 9, 2017 included the financial statements, notes, and schedules from the December 31, 2016 Forms 10-K with the S-11 filing and as such also included the related XBRL information. This S-11/A filing includes the same financing statements, notes, and schedules after being updated for a 6.5 to 1 reverse stock split effective March 16, 2017 and as such revised XBRL information also reflecting that reverse split.
Entity Common Stock, Shares Outstanding		6,768,262
Entity Public Float			$ 7.2